CASH FLOW – OTHER ITEMS	12 Months Ended
Dec. 31, 2019
Cash Flow Statement [Abstract]
CASH FLOW – OTHER ITEMS
CASH FLOW – OTHER ITEMS

Operating Cash Flows - Other Items

For the years ended December 31	2019	2018
Adjustments for non-cash income statement items:
Stock-based compensation expense	$71	$33
Income from investment in equity investees (note 16)	(165)	(46)
Increase (decrease) in estimate of rehabilitation costs at closed mines	5	(13)
Net inventory impairment charges (note 17)	26	199
Remeasurement of silver sale liability (note 29)	(628)	—
Lumwana customs duty and indirect taxes settlement (note 3)	(216)	—
Change in other assets and liabilities	(113)	(169)
Settlement of rehabilitation obligations	(93)	(66)
Other operating activities	($1,113)	($62)
Cash flow arising from changes in:
Accounts receivable	($118)	($9)
Inventory	9	(111)
Other current assets	(89)	(109)
Accounts payable	(108)	19
Other current liabilities	(51)	37
Change in working capital	($357)	($173)
Investing Cash Flows – Other Items
For the years ended December 31	2019	2018
Dividends received from equity method investments (note 16)	$125	$—
Shareholder loan repayments from equity method investments	92	—
Funding of equity method investments (note 16)	(2)	(5)
Other	(2)	—
Other investing activities	$213	$(5)